SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
Summary of Stock Option Activity

A summary of employees, consultants and directors option activity under the Company's Stock Option Plans as of December 31, 2014 is as follows:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2014	7,073,511	11.74	2.62	44,716
Granted	1,239,375	17.14
Exercised	(3,058,966)	7.35
Expired	-	-
Forfeited	(551,000)	14.83

Outstanding at December 31, 2014	4,702,920	15.54	3.22	30,474

Exercisable at December 31, 2014	1,265,300	15.57	1.58	8,161

Vested and expected to vest at December 31, 2014	4,320,142	15.99	3.14	26,033

Summary of Stock Options Outstanding by Exercise Price Range

The options outstanding under the Company's Stock Option Plans as of December 31, 2014 have been separated into ranges of exercise price as follows:

Outstanding				Exercisable
		Weighted
		average	Weighted		Weighted
Ranges of		remaining	average		average
exercise	Number of	contractual	exercise	Number of	exercise
price	options	life (years)	price	options	price

$7.65	60,350	0.25	7.65	60,350	7.65
$11.94-14.47	1,861,533	3.32	13.58	334,200	12.19
$15.09-19.30	2,781,037	3.21	17.03	870,750	17.41

	4,702,920			1,265,300

Summary of RSU Activity

The following table summarizes information relating to RSUs, as well as changes to such awards during 2014:

Year ended ,December 31
2014
Number in thousands

Outstanding at January 1, 2014	185,215
Granted	336,242
Vested	(21,797)
Forfeited	(37,306)

Outstanding as of December 31, 2014	462,354

Summary of Stock-Based Compensation Expense

Stock-based compensation was recorded in the following items

	Year ended December 31,
	2012	2013	2014

Cost of sales	$66	$53	$79
Research and development	1,103	1,562	1,421
Selling and marketing	3,298	2,552	2,950
General and administrative	916	1,207	2,932

Total Expenses	$5,383	$5,374	$7,382